Restructuring costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring [Line Items]
Restructuring costs	R 363	R 107	R 436
SA gold operations
Restructuring [Line Items]
Restructuring costs	330	69	108
SA PGM operations
Restructuring [Line Items]
Restructuring costs	R 26	R 27	R 310